Eaton Vance

Connecticut Municipal Income Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,196,070

		$1,196,070

Education — 17.6%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$537,125
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,209,262
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,358,851
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	2,087,880
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,692,695
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	516,821
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	155,137
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	113,625
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	140,253
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	473,482
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,189,724
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	468,072
Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	965,744
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,248,350
University of Connecticut, 5.00%, 11/15/29	1,000	1,098,780

		$13,255,801

Escrowed/Prerefunded — 8.7%
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	$500	$501,395
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	1,500	1,559,430
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,072,010
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,079,240
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,047,050
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	138,221
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	153,687

		$6,551,033

General Obligations — 20.1%
Colchester, 4.00%, 10/15/28	$440	$489,856
Connecticut, 5.00%, 4/15/30	1,150	1,402,689
Connecticut, 5.00%, 4/15/39	100	118,007

1

Security	Principal Amount (000’s omitted)	Value
East Lyme, 4.00%, 7/15/22	$350	$359,265
East Lyme, 4.00%, 7/15/23	525	538,939
Enfield, 4.00%, 8/1/29	500	572,110
Fairfield, 5.00%, 1/1/23	1,000	1,123,220
Greenwich, 4.00%, 7/15/29	450	497,227
Greenwich, 4.00%, 7/15/30	250	273,873
Greenwich, 4.00%, 7/15/32	400	434,328
North Haven, 5.00%, 7/15/23	1,475	1,680,084
North Haven, 5.00%, 7/15/25	1,490	1,769,047
Norwalk, 4.00%, 7/1/26	1,975	2,076,100
Redding, 5.625%, 10/15/19	650	662,194
Stamford, 4.00%, 7/1/25	370	387,556
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,318,498
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	877,249
Wilton, 5.25%, 7/15/19	535	539,152

		$15,119,394

Hospital — 10.3%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,015,750
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,027,280
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,356,683
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,054,800
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	565,730
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,703,297

		$7,723,540

Housing — 1.1%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$794,535

		$794,535

Industrial Development Revenue — 1.4%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$1,070	$1,087,206

		$1,087,206

Insured-Education — 10.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,508,734
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,650,199
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	2,865	2,994,584

		$8,153,517

Insured-General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,123,128
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,283,229
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,037,840
Hartford, (AGC), 5.00%, 8/15/28	500	504,455

2

Security	Principal Amount (000’s omitted)	Value
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	$500	$504,805
Hartford, (AGM), 5.00%, 4/1/31	240	258,115
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,134,450

		$5,846,022

Insured-Transportation — 2.2%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,686,480

		$1,686,480

Insured-Water and Sewer — 5.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,023,527

		$4,023,527

Senior Living/Life Care — 1.5%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,137,140

		$1,137,140

Special Tax Revenue — 2.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,188,220

		$2,188,220

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$630	$654,646
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	225	235,010

		$889,656

Transportation — 1.4%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,047,000

		$1,047,000

Water and Sewer — 4.2%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,135,970
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,616,970
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	235,432
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	146,574

		$3,134,946

Total Tax-Exempt Investments — 98.1% (identified cost $70,023,346)		$73,834,087

Other Assets, Less Liabilities — 1.9%		$1,397,682

Net Assets — 100.0%		$75,231,769

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2019, 26.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 9.5% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$73,834,087	$—	$73,834,087
Total Investments	$—	$73,834,087	$—	$73,834,087

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4